10. Income Taxes - December 31, 2012 (Tables)	33 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

(a)	2012 $	2011 $

Income tax recovery at statutory rate	199,965	41,670
Valuation allowance change	(199,965)	(41,670)

Provision for income taxes	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

(b)	2012 $	2011 $

Net operating loss carried forward	295,385	95,420
Valuation allowance	(295,385)	(95,420)

Net deferred income tax asset	-	-